Goodwill and Intangible Assets (Indefinite-Lived Intangible Assets) (Details) - USD ($) $ in Millions		Mar. 31, 2018	Mar. 31, 2017
Tradenames
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets not subject to amortization	[1]	$ 250.0	$ 250.0

[1]	Tradenames are primarily related to the Starz brand name, which have an indefinite useful life and are not amortized, but rather are assessed for impairment at least annually or more frequently whenever events or circumstances indicate that the rights might be impaired.